Interim Financial Information	9 Months Ended
Sep. 30, 2017
Interim Financial Information [Abstract]
Interim Financial Information
Interim Financial Information

The interim financial information presented in these supplemental combined financial statements is unaudited and includes all known accruals and adjustments necessary, in the opinion of management, for a fair presentation of our financial position, results of operations and cash flows for the periods presented. Unless otherwise specified, all such adjustments are of a normal and recurring nature. Certain notes and other information have been condensed or omitted from the interim financial information included in these statements. Therefore, these interim supplemental combined financial statements should be read in conjunction with the audited consolidated financial statements and notes included in our 2016 Annual Report on Form 10-K. The results of operations for the nine months ended September 30, 2017, are not necessarily indicative of the results to be expected for the full year.